CAPITAL STRUCTURE FINANCIAL POLICIES - (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL STRUCTURE FINANCIAL POLICIES
Schedule of components of ratios

($ millions)	Capital Measure Target	December 31, 2019	December 31, 2018

Components of ratios

Short-term debt		2 155	3 231

Current portion of long-term debt		—	229

Current portion of long-term lease liabilities		310	—

Long-term debt		12 884	13 890

Long-term lease liabilities		2 621	—

Total debt		17 970	17 350

Less: Cash and cash equivalents		1 960	2 221

Net debt		16 010	15 129

Shareholders' equity		42 042	44 005

Total capitalization (total debt plus shareholders' equity)		60 012	61 355

Funds from operations(1)		10 818	10 172

Net debt to funds from operations	<3.0 times	1.5	1.5

Total debt to total debt plus shareholders' equity	20% – 35%	30%	28%

(1)	Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.